Anesthesia services expense	12 Months Ended
Dec. 31, 2017
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Anesthesia services expense
5.	Anesthesia services expense:

For the years ended December 31:

	2017	2016

Employee related	$29,032,414	$19,092,648
Depreciation and amortization	23,732,757	14,834,481
Bad debt expense	5,235,934	3,932,374
Office related	6,778,232	5,344,226
Impairment of professional services contract (note 11)	6,653,015	-
Acquisition expense	668,317	426,694
Medical supplies	677,905	690,551
Stock based compensation	426,416	201,538
Travel and entertainment	318,787	154,778
Professional fees	503,485	443,234
Insurance	288,162	108,637
Corporate	-	825

	$74,315,424	$45,229,986